Short-term Investments and Fair Value Measurement (Details 1) - USD ($)		Jun. 30, 2020	Jun. 30, 2019
Marketable securities	[1]		$ 172,966
Fair Value, Inputs, Level 1 [Member]
Marketable securities			172,966
Fair Value, Inputs, Level 2 [Member]
Marketable securities
Fair Value, Inputs, Level 3 [Member]
Marketable securities

[1]	As of June 30, 2019, the Company invested a total of $172,966 in U.S. publicly listed companies. For the year ended June 30, 2020, the Company subsequently sold these investments for a total of $178,237 resulting in a gain of $5,271.